Intangible assets, airport concessions - Net:	12 Months Ended
Dec. 31, 2017
Service concession arrangements [Abstract]
Disclosure of intangible assets [text block]
  Note 8 - Intangible assets, airport concessions - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

									Foreign
							Business		currency		Additions /
	12/31/2015		Additions		12/31/2016		Acquisition		translation		Impairment		12/31/2017

Concessions
(Regulated activity)	Ps	25,854,357	Ps	1,784,762	Ps	27,639,119	Ps	20,487,170	Ps	484,045	Ps	1,449,729	Ps	50,060,063
Licenses and ODC		191,623		13,904		205,527						18,915		224,442
Commercial Right's
(Unregulated activity)								6,053,820		140,951				6,194,771
Goodwill								7,081,220		215,334				7,296,554
Goodwill’s impairment												(4,719,096)		(4,719,096)
Accumulated
Amortization		(7,023,669)		(536,851)		(7,560,520)						(1,143,211)		(8,703,731)

	Ps	19,022,311	Ps	1,261,815	Ps	20,284,126	Ps	33,622,210	Ps	840,330	Ps	(4,393,663)	Ps	50,353,003

(*)
The most significant additions includes: a) Improvements in the installation of the Terminal 3 building at Cancún Airport; b) Construction of the new Terminal 4 building at Cancún Airport; c) Supply and installation of passenger boarding bridges in the Terminals 3 and 4 buildings; d) Expansion of the commercial platform of the Terminal 3 building; e) Construction of earth fills and pavement for the Terminal 4 platform, and f) Construction of wheel treads, connector, and headrests in Cancún Airport.

As a result of the acquisition of Aerostar, an intangible asset was identified for the commercial rights acquired for an amount of Ps.6,053,820, which represent the rights to commercially explore the airport areas in addition to the aeronautical operation, that is, leases to commercial premises, commercial stores and advertisements.

The expense for amortization of concessions in the amount of Ps.1,130,481 (Ps.463,464 and Ps.524,297 in 2015 and 2016, respectively) has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Ps 98,780, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”.

The expense for amortization of licenses and direct commercial operations (ODC by its initials in Spanish) in the amount of Ps.12,730 (Ps.10,581 and Ps.12,554 in 2015 and 2016, respectively) has been charged to administrative expenses.

The amortization expense of the Aerostar concessions by Ps.422,305 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.54,823 has been charged to the cost of aeronautical and non-aeronautical services.

8.1) Impairment testing of goodwill

The Administration reviews the performance of the business based on a segmentation of its subsidiaries based on its geography.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned. The following is a summary of the allocation of goodwill for each operating segment

	2017

Aerostar Net Goodwill	Ps	887,169
Airplan Goodwill (Note 1)		1,474,955

	Ps	2,362,124

Significant estimate - Impairment:

As a result of the passage of Hurricane Maria on the island of Puerto Rico on September 20, 2017, which affected the infrastructure of the LMM airport as well as causing severe damage to the rest of the island that impacted the expected future flows of Aerostar the Company recognized an impairment of Ps.4,719,096 in cost of aeronautical and non-aeronautical services within operating costs and expenses. As a result of the above, the Administration also carried out impairment tests on the intangible asset of the concession, without determining a deterioration to be recognized. Remaining a net effect, as shown below:

	2017

Aerostar Goodwill (Note 1)	Ps	5,606,265
Goodwill Impairment		(4,719,096)

	Ps	887,169

Methodology:

Aerostar and Airplan.- The Company's Management performed the calculation based on the fair value less costs to sell and the value in use, in accordance with the methodologies established in IAS 36, derived from the above, took into account the most high. In this case, the Company chose the fair value less costs to sell. The method for determining this was discounted cash flows.

For the determination of fair value less costs to sell, projections of cash flows approved by the Administration are used, covering a period of 36 years in the case of Aerostar and 15 years in the case of Airplan, which are the remaining years of the airport concessions. For each CGU with a significant amount of goodwill, the key assumptions are the following:

	2017

	Airplan	Aerostar

Discount rate	10.07%	10.00%
Discount rate for the value in use method	15.12%	11.75%
Annual average of revenue growth	2.00%	3.47%
Level of the fair value hierarchy of value
recoverable from the CGU	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

Assumptions	Approach used to determine the values

Discount rate	It reflects the specific risks related to the market rates of the industry and the countries in which they operate.

Annual average of revenue growth	Weighted average growth rate during the period of the concessions, on which historical trends of national and international passengers are based.

CGU Aerostar:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, Management's estimate would have to recognize the following additional effects of Ps.1,525,824 (11.93% instead of 10.93%), and in the case of the decrease in the rate (Ps.1,827,599) lower than the amount recognized as impairment (9.93% instead of 10.93%), in the latter case the Company would not have to recognize any impairment..

CGU Airplan:

If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, the Administration's estimate would have the following effects (11.07% instead of 10.07%), and in this case the excess of the fair value in relation to its book value would be shortened by Ps.394, and in the case of a decrease in the rate the excess would be increased by Ps.430 (9.07% instead of 10.07%), in none of the cases would there be any effects for deterioration.

In the previous year there were no reasonably possible changes in any of the key assumptions that make us assume that there will be no changes in the assumptions that could significantly impact the projections made by the Company.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a)
The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. See Note 16.

b)
The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT.

c)
The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. See Note 4.

d)	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.

e)	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.

f)
The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.

g)	Revenues resulting from the concession are regulated and subject to a review process. See note 19.1.3.

h)	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and security at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport's operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities grant Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2.5 million (Ps.49.15 million at an exchange rate of Ps.19.66) per year for the first five years after the first five years, the authority establishes a payment of "Annual Authority Income Share", consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport's gross revenues.

Airplan:

The object of the concession contract 8000011-0K is the granting by the Aerocivil in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova. Las Brujas and Los Garzones, and the granting by Olaya Herrera Airport – Public Authority in favor of the concessionaire of the concession for the administration, commercial operation, adaptation, modernization and maintenance of Enrique Olaya Herrera Airport.

The term of execution of the contract extends from the date of signing of the act of commencement of execution and until the date on which one of any of the following events occurs:

•
That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.

•
That 25 years have elapsed since the date of execution of the execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.

•
If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the concessionaire must execute all the obligations under his charge under the concession contract.

It must be taken into account, for purposes of the regulated revenue expected as defined in the concession contract, that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor. As of December 31, 2017, the expected regulated income adjusted for complementary works is Ps.14,294,642.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan. The concessionaire will obtain all of its remuneration for the concession only of the assignment of the regulated revenues and of the unregulated revenues that the concessionaires make in their favor.

The concessionaire is obliged, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Fiduciaria Bancolombia Contract

On June 25, 2008, in accordance with the concession agreement, for the administration of the resources of the concession and the payment of the obligations in the charge of the concessionaire, Airplan was required to enter into a trust agreement with Fiduciaria Bancolombia as trustee, to which it transfers all of the gross income received and all the debt and capital resources it obtains for the execution of the concession.

The trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non any other earnings treated as non regulated income that is managed by the trustee is made in favor of Airplan and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and only kept for record purposes in the trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration agreement, which shall remain for the time equal to that of the concession agreements, provided that it does not exceed the maximum of 20 years established in the Colombian Commercial Code.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.